DEBT - D&O Insurance Financing Agreement (Details) - D&O Insurance Financing Agreement - USD ($) $ in Thousands		9 Months Ended
	Aug. 15, 2024	Sep. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Third party premium	$ 400
Periodic payments	$ 38
Debt accrued interest	8.94%
Maturity date	Apr. 01, 2025
Convertible notes outstanding		$ 300